Share-Based Compensation - Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional disclosure
Proceeds from exercise of options	$ 69,214
Leju Plan | Employees Share Options
Number of Options
Outstanding at beginning of the year (in shares)	13,776,043
Exercised (in shares)	(48,757)	0	0
Forfeited (in shares)	(958,741)
Outstanding at end of the year (in shares)	12,768,545	13,776,043
Vested and expected to vest at end of the year (in shares)	12,445,763
Exercisable at end of the year (in shares)	8,797,788
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 3.34
Granted (in dollars per share)		$ 0.75	$ 1.75
Exercised (in dollars per share)	1.42
Forfeited (in dollars per share)	3.54
Outstanding at end of the year (in dollars per share)	3.33	$ 3.34
Vested and expected to vest at end of the year (in dollars per share)	3.38
Exercisable at end of the year (in dollars per share)	$ 4.07
Weighted Average Remaining Contractual Term
Outstanding at end of the year	6 years 5 months 16 days	7 years 5 months 16 days
Vested and expected to vest at end of the year	6 years 4 months 28 days
Exercisable at end of the year	5 years 7 months 21 days
Aggregate Intrinsic Value of Options
Exercised	$ 20,441	$ 0	$ 0
Additional disclosure
Compensation expense	2,268,554	4,010,147	2,674,454
Deemed distribution	0	0	78,245
Total unrecognized compensation expense	$ 2,133,836
Weighted-average period over which cost is expected to be recognized	1 year 3 months 11 days
Proceeds from exercise of options	$ 69,214	$ 0	$ 0
Omnigold Plan | Employees Share Options
Number of Options
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Additional disclosure
Compensation expense	$ 0	$ 48,215	$ 183,687
Total unrecognized compensation expense	$ 0